Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
U.K. R&D tax credit	$ 2,964	$ 2,211
Prepaid tax	1,560	2,070
Insurance	2,067	2,346
Prepaid manufacturing costs	417	2,002
Other current assets	1,247	2,001
Prepaid expenses and other current assets	$ 8,256	$ 10,630